Segment Information - Schedule of Assets from Continuing Operations by Segments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Segment assets
Total segment assets from continuing operations	$ 246,728	$ 223,235
Auto eInsurance service [Member]
Segment assets
Total segment assets from continuing operations	56,769	66,274
Technology Service [Member]
Segment assets
Total segment assets from continuing operations	39,391	14,825
Auto service [Member]
Segment assets
Total segment assets from continuing operations	148,630	136,387
Others [Member]
Segment assets
Total segment assets from continuing operations	$ 1,938	$ 5,749